LOAN PAYABLE (Narrative) (Details) € in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Loan bear interest	10.00%	10.00%
Euro Member Countries, Euro [Member]
Loan amount | €		€ 1,000
United States of America, Dollars
Loan amount | $	$ 1,198